Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payable

Trade and other payables consisted of the following at December 31 (in thousands):

	2020	2021
Trade payables	$277,827	$342,938
Other payables	16,642	22,208
Social security and other taxes	76,820	69,053
Deferred revenue	30,957	60,486
Accruals	263,898	311,721
Trade and other payables	$666,144	$806,406